UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05871

                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                   5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

                                      BEGINNING     ENDING        EXPENSES
                                      ACCOUNT       ACCOUNT       PAID DURING
                                      VALUE         VALUE         6 MONTHS ENDED
                                      (1/1/06)      (6/30/06)     JUNE 30, 2006
--------------------------------------------------------------------------------
Actual                                $1,000.00     $1,012.80     $ 3.85
--------------------------------------------------------------------------------
Hypothetical                           1,000.00      1,020.98       3.86

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2006 is as follows:

EXPENSE RATIO
-------------
    0.77%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Trust's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.



                   6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  June 30, 2006
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--102.0%
----------------------------------------------------------------------------------------------------------------
CALIFORNIA--89.8%
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series A, 4% 1                                               $   790,000       $     790,000
----------------------------------------------------------------------------------------------------------------
Auburn, CA USD COP, Refinance & Capital Improvement Project-2002, 4% 1            5,635,000           5,635,000
----------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series B-1, 3.93% 1                  3,000,000           3,000,000
----------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-1, 3.93% 1                  3,150,000           3,150,000
----------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-2, 3.93% 1                  4,000,000           4,000,000
----------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-7, 3.97% 1                  4,300,000           4,300,000
----------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RRB, Central Valley Project,
MERLOTS Series 2003 B32, 4% 1,2                                                   1,985,000           1,985,000
----------------------------------------------------------------------------------------------------------------
CA Economic Recovery RB, Series 2004 C-16, 3.95% 1                                4,400,000           4,400,000
----------------------------------------------------------------------------------------------------------------
CA Economic Recovery RB, Series C-10, 3.92% 1                                     7,500,000           7,500,000
----------------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp., Series 1998, 4.02% 1          1,200,000           1,200,000
----------------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. RB, Reset Option Certificates
II-R Trust, Series 364, 4.03% 1,2                                                 2,475,000           2,475,000
----------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series MT-162, 3.15% 1                                         2,000,000           2,000,000
----------------------------------------------------------------------------------------------------------------
CA HFFAU RB, Adventist Health System, Series A, 3.95% 1                           1,000,000           1,000,000
----------------------------------------------------------------------------------------------------------------
CA I&E Development Bank RB, Salvation Army Western Territory, Series 2001,
3.40%, 11/13/06                                                                   9,000,000           9,000,000
----------------------------------------------------------------------------------------------------------------
CA I&E Development Bank RB, Starter & Alternator Project, Series 199, 4.02% 1     3,900,000           3,900,000
----------------------------------------------------------------------------------------------------------------
CA P-Floats, Series PZP-002, 4.07% 1                                              4,000,000           4,000,000
----------------------------------------------------------------------------------------------------------------
CA P-Floats, Series PZP-005, 4.07% 1,2                                            2,000,000           2,000,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU RRB, Pacific Gas & Electric Co., 3.96% 1                                   700,000             700,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU RRB, Pacific Gas & Electric Co., Series F, 3.96% 1                         800,000             800,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, CR&R, Inc. Project, Series A, 4.03% 1                            3,920,000           3,920,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery Project, Series A, 4.05% 1                   3,075,000           3,075,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Marin San Services Project, Series A, 4.05% 1                    1,500,000           1,500,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Penas Disposal Inc. Project, Series A, 4.05% 1                   1,345,000           1,345,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 4.05% 1                        3,170,000           3,170,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004, 4.06% 1         2,500,000           2,500,000
----------------------------------------------------------------------------------------------------------------
CA REF GOUN, Series 2005A, Subseries A-3, 3.93% 1                                 3,500,000           3,500,000
----------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Oakwood Apts. Project, Series 2006 L, 3.80%, 8/23/06              6,500,000           6,500,000
----------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, P-Floats, Series PT-3099, 4.07% 1,2                               4,975,000           4,975,000
----------------------------------------------------------------------------------------------------------------
CA SCDAU RRB, Gemological Institute of America, 3.93% 1                           2,100,000           2,100,000
----------------------------------------------------------------------------------------------------------------
CA Statewide FAU TS RB, P-Floats, Series PA-1287, 4.03% 1,2                       3,150,000           3,150,000
----------------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, P-Floats, Series PZ-42, 4.04% 1                               1,330,000           1,330,000
----------------------------------------------------------------------------------------------------------------
El Rancho, CA USD GOUN, P-Floats, Series 807, 4% 1,2                              6,205,000           6,205,000
----------------------------------------------------------------------------------------------------------------
Fontana, CA PFAU TXAL RB, PTTR, Series 707, 4% 1,2                                1,990,000           1,990,000


                   7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Lancaster, CA RA MH RB, Floating Rate Trust Receipts, Series F12J,
Sunset Project, 4% 1,2                                                          $ 9,475,000       $   9,475,000
----------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1, 3.65%, 11/3/06        5,000,000           5,000,000
----------------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOB, AAMC Series 1999-7, 3.98% 1,2                            6,000,000           6,000,000
----------------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 4% 1,2                               4,590,000           4,590,000
----------------------------------------------------------------------------------------------------------------
Oakland, CA USD GOUN, Municipal Securities Trust Certificates, Series 9035,
Cl. A, 3.99% 1,2                                                                  4,000,000           4,000,000
----------------------------------------------------------------------------------------------------------------
Orange Cnty., CA Apt. Development RB, Hidden Hills Project, Series C, 3.93% 1     5,700,000           5,700,000
----------------------------------------------------------------------------------------------------------------
San Diego, CA Sewer RB, SGMSTR Series SG 14, 4% 1,2                               3,955,000           3,955,000
----------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS
Series 2003 B20, 4% 1,2                                                           6,975,000           6,975,000
----------------------------------------------------------------------------------------------------------------
San Joaquin Delta Community College District GOUN, CA Municipal Securities
Trust Certificates, Cl. A, Series 3020, 4.08% 1,2                                 2,800,000           2,800,000
----------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing Authority Office Project,
Series 2004A, 3.95% 1                                                             3,485,000           3,485,000
----------------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, P-Floats, Series PZ-43, 4.03% 1                     2,085,000           2,085,000
----------------------------------------------------------------------------------------------------------------
South Bay, CA Regional Public Communications Authority RB, Hawthorne
Project, Series B, 3.98% 1                                                        2,405,000           2,405,000
                                                                                                  --------------
                                                                                                    163,565,000

----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--12.2%
PR Commonwealth Credit Enhanced Custodial Receipts, 3.25%, 7/24/06 2              8,000,000           8,000,000
----------------------------------------------------------------------------------------------------------------
PR Commonwealth GOUN, Floating Rate Trust Receipts, Series 2005-F2, 4.03% 1,2     5,250,000           5,250,000
----------------------------------------------------------------------------------------------------------------
PR Commonwealth Infrastructure FAU RB, Tender Option Trust Certificates,
Series 2005 Z-6, 4.04% 1,2                                                        2,905,000           2,905,000
----------------------------------------------------------------------------------------------------------------
PR Commonwealth Public Finance Corp. RRB, Reset Option Certificates II-R
Trust, Series 415CE, 4.02% 1                                                      2,700,000           2,700,000
----------------------------------------------------------------------------------------------------------------
PR Commonwealth RB, Floating Rate Trust Receipts, Lehman Brothers, Inc. as
Trustor, Series F5, 3.98% 1,2                                                     3,300,000           3,300,000
                                                                                                  --------------
                                                                                                     22,155,000

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $185,720,000)                                       102.0%        185,720,000
----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (2.0)         (3,655,283)
                                                                                --------------------------------
NET ASSETS                                                                            100.0%      $ 182,064,717
                                                                                ================================


                   8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC         ABN AMRO Munitops Certificates
COP          Certificates of Participation
EDFAU        Economic Development Finance Authority
FAU          Finance Authority
GOB          General Obligation Bonds
GOUN         General Obligation Unlimited Nts.
HFFAU        Health Facilities Finance Authority
I&E          Infrastructure and Economic
IDV          Industrial Development
MERLOTS      Municipal Exempt Receipts Liquidity Option Tender
MH           Multifamily Housing
P-Floats     Puttable Floating Option Tax Exempt Receipts
PCFAU        Pollution Control Finance Authority
PFAU         Public Finance Authority
PTTR         Puttable Tax Exempt Receipts
PUC          Public Utilities Commission
RA           Redevelopment Agency/Authority
RB           Revenue Bonds
REF          Refunding
RRB          Revenue Refunding Bonds
SCDAU        Statewide Communities Development Authority
SGMSTR       Societe Generale, NY Branch Municipal Security Trust Receipts
SWD          Solid Waste Disposal
TS           Tobacco Settlement
TXAL         Tax Allocation
USD          Unified School District

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $80,030,000 or 43.96% of the Trust's net assets as of June 30, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $185,720,000)--see accompanying statement of investments   $ 185,720,000
-----------------------------------------------------------------------------------------------------
Cash                                                                                         141,063
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   1,311,487
Investments sold                                                                             400,000
Other                                                                                         15,744
                                                                                       --------------
Total assets                                                                             187,588,294

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                      5,196,059
Dividends                                                                                    188,894
Distribution and service plan fees                                                            95,514
Shareholder communications                                                                     9,296
Trustees' compensation                                                                         4,530
Transfer and shareholder servicing agent fees                                                  3,567
Shares of beneficial interest redeemed                                                         1,589
Other                                                                                         24,128
                                                                                       --------------
Total liabilities                                                                          5,523,577

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 182,064,717
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $ 182,030,732
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                  33,985
                                                                                       --------------
NET ASSETS--applicable to 182,012,009 shares of beneficial interest outstanding        $ 182,064,717
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE               $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Interest                                                                               $   5,569,656

-----------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------
Management fees                                                                              924,555
-----------------------------------------------------------------------------------------------------
Service plan fees                                                                            369,661
-----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                 41,925
-----------------------------------------------------------------------------------------------------
Shareholder communications                                                                    24,279
-----------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         5,275
-----------------------------------------------------------------------------------------------------
Administration service fees                                                                    1,500
-----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                    1,294
-----------------------------------------------------------------------------------------------------
Other                                                                                         41,894
                                                                                       --------------
Total expenses                                                                             1,410,383
Less waivers and reimbursements of expenses                                                     (486)
                                                                                       --------------
Net expenses                                                                               1,409,897

-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      4,159,759

-----------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                              42,239

-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   4,201,998
                                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                   2006             2005
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                        $   4,159,759    $   1,651,449
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   42,239            4,790
                                                                             -------------------------------
Net increase in net assets resulting from operations                             4,201,998        1,656,239

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                            (4,159,759)      (1,651,449)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions      16,160,365       25,965,482

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase                                                                  16,202,604       25,970,272
------------------------------------------------------------------------------------------------------------
Beginning of period                                                            165,862,113      139,891,841
                                                                             -------------------------------

End of period                                                                $ 182,064,717    $ 165,862,113
                                                                             ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                   2006          2005          2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00      $   1.00      $   1.00        $   1.00        $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                .02 1         .01 1          -- 2           .01             .01
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.02)         (.01)           -- 2          (.01)           (.01)
Distributions from net realized gain                    --            --            --              --              -- 2
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.02)         (.01)           -- 2          (.01)           (.01)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   1.00      $   1.00      $   1.00        $   1.00        $   1.00
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        2.27%         1.13%         0.21%           0.52%           0.89%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $182,065      $165,862      $139,892        $152,856        $154,653
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $184,956      $148,312      $149,559        $156,348        $164,278
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 2.25%         1.11%         0.21%           0.52%           0.89%
Total expenses                                        0.76% 6       0.77% 5       0.78% 5,6       0.76% 5,6       0.77% 5,6

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc.
(OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Trust had sold $200,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.


                   14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

          UNDISTRIBUTED          UNDISTRIBUTED
          NET INVESTMENT             LONG-TERM           ACCUMULATED LOSS
          INCOME                         GAINS           CARRYFORWARD 1,2
          ---------------------------------------------------------------
          $220,881                     $22,948                        $--

1. During the fiscal year ended June 30, 2006, the Trust utilized $8,254 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended June 30, 2005, the Trust utilized $4,790 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2006 and June 30, 2005 was as follows:

                                      YEAR ENDED       YEAR ENDED
                                   JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------
Distributions paid from:
Exempt-interest dividends             $4,159,759       $1,651,449

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.


                   15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. At June 30, 2006, the Trust had $268 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JUNE 30, 2006          YEAR ENDED JUNE 30, 2005
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
Sold                         567,108,511    $ 567,108,511      435,633,846    $ 435,633,846
Dividends and/or
distributions reinvested       4,048,435        4,048,435        1,571,006        1,571,006
Redeemed                    (554,996,581)    (554,996,581)    (411,239,370)    (411,239,370)
                            ----------------------------------------------------------------
Net increase                  16,160,365    $  16,160,365       25,965,482    $  25,965,482
                            ================================================================


                   16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an average annual rate as shown in the following table:

        FEE SCHEDULE
        ------------------------------------------------
        Up to $250 million of net assets          0.500%
        Next $250 million of net assets           0.475
        Next $250 million of net assets           0.450
        Next $250 million of net assets           0.425
        Over $1 billion of net assets             0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2006, the Trust paid $41,933 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically, depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the year ended June 30, 2006, the Manager waived $486 of its management fees. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                   17 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL CALIFORNIA TAX EXEMPT
TRUST: We have audited the accompanying statement of assets and liabilities of Centennial California Tax Exempt Trust, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial California Tax Exempt Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2006


                   18 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2006. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   19 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   20 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
TRUST, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE TRUST COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                         THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                            COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                    RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,               Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board of            Company (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso
Trustees (since 2003),              Mortgage Company (since 1993); Chairman of the following private companies: Ambassador
Trustee (since 2000)                Media Corporation (since 1984) and Broadway Ventures (since 1984); Director of the
Age: 69                             following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                    1992), Campus Crusade for Christ (since 1991) and The Lynde and Harry Bradley
                                    Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company)
                                    (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real
                                    Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident
                                    (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel)
                                    (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

ROBERT G. AVIS,                     Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1990)                equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 75                             of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                                    Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                                    1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of A.G.
                                    Edwards Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                    Assistant Secretary and Director of the Manager (December 1991-April 1999); President,
Trustee (since 1998)                Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief
Age: 69                             Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999);
                                    Mr. Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (September 1987-April 1999). Oversees
                                    38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                  Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 2000)                June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 67                             Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                    Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group
                                    (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

JON S. FOSSEL,                      Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)                Northwestern Energy Corp. (public utility corporation) (since November 2004); Director
Age: 64                             of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk
                                    Foundation (non-profit organization) (February 1998 February 2003 and since February
                                    2005); Chairman and Director (until October 1996) and President and Chief Executive
                                    Officer (until October 1995) of OppenheimerFunds, Inc.; President, Chief Executive
                                    Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company


                   21 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                      of OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder Financial
Continued                           Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                       Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1996)                Freedman held several positions with OppenheimerFunds, Inc. and with subsidiary or
Age: 65                             affiliated companies of OppenheimerFunds, Inc. (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,                Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)                (since February 2000); Board Member of Middlebury College (educational organization)
Age: 59                             (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of
                                    Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director
                                    (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging Markets
                                    Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company
                                    (February 1991-April 2000); Member of the investment committees of The Rockefeller
                                    Foundation (since 2001) and The University of Michigan (since 2000); Advisor at Credit
                                    Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                    2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June
                                    2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June
                                    2004); Member of the investment committee of Hartford Hospital (2000-2003); and
                                    Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

ROBERT J. MALONE,                   Director of Jones International University (educational organization) (since
Trustee (since 2002)                August 2005); Chairman, Chief Executive Officer and Director of Steele Street State
Age: 61                             Bank (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                    Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of
                                    Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones
                                    Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas
                                    exploration) (1997- February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,           Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)                (investment company) (since 1996) and MML Series Investment Fund (investment company)
Age: 64                             (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the Investment
                                    Committee of the Worcester Polytech Institute (private university); President and
                                    Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of
                                    SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July
                                    1999); and Executive Vice President of Peoples Heritage Financial Group, Inc.
                                    (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the
                                    OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. MR.
                                    GRABISH SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                    REMOVAL. MR. GRABISH IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH A.G. EDWARDS &
                                    SONS, INC. WHICH SELLS SHARES OF THE TRUST.

RICHARD F. GRABISH,                 Senior Vice President and Assistant Director of Sales and Marketing (since March 1997),
Trustee (since 2001)                Director (since March 1987) and Manager of Private Client Services (June 1985-June
Age: 57                             2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and
                                    Chief Executive Officer of A.G. Edwards Trust Company, FSB


                   22 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

RICHARD F. GRABISH,                 (since March 2001); President and Vice Chairman of A.G. Edwards Trust Company, FSB
Continued                           (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company,
                                    FSB (investment adviser) (since June 2005). Oversees 5 portfolios in the
                                    OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                         FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                    TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                    INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS
                                    AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                    AFFILIATES.

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director (since June 2001) and President (since
Trustee, President and              September 2000) of OppenheimerFunds, Inc.; President and director or trustee of other
Principal Executive Officer         Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001)                        Holdings, Inc. (holding company subsidiary of OppenheimerFunds, Inc.) (since July
Age: 57                             2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of OppenheimerFunds,
                                    Inc.) (since November 2001); Chairman and Director of Shareholder Services, Inc. and
                                    of Shareholder Financial Services, Inc. (transfer agent subsidiaries of
                                    OppenheimerFunds, Inc.) (since July 2001); President and Director of OppenheimerFunds
                                    Legacy Program (charitable trust program established by OppenheimerFunds, Inc.) (since
                                    July 2001); Director of the following investment advisory subsidiaries of
                                    OppenheimerFunds, Inc.: the Manager, OFI Institutional Asset Management, Inc., Trinity
                                    Investment Management Corporation and Tremont Capital Management, Inc. (since November
                                    2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                    (since July 2001); President (since November 2001) and Director (since July 2001) of
                                    Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                    Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                    LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                    Governors (since October 3, 2003); Chief Operating Officer of OppenheimerFunds, Inc.
                                    (September 2000-June 2001); President and Trustee of MML Series Investment Fund and
                                    MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                                    Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                    Executive Officer and Director of MML Bay State Life Insurance Company (September
                                    1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                    (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 86
                                    portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                   THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO
THE TRUST                           WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS.
                                    VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER
                                    SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR
                                    REMOVAL.

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of the Manager and
Vice President and                  OppenheimerFunds, Inc. (since March 2004); Vice President of the Manager,
Chief Compliance Officer            OppenheimerFunds Distributor, Inc., and Shareholder Services, Inc. (since June 1983);
(since 2004)                        Vice President and Director of Internal Audit of OppenheimerFunds, Inc. (1997-February
Age: 55                             2004). An officer of 86 portfolios in the Oppenheimer funds complex.


                  23 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March
Treasurer and Principal             1999); Treasurer of the following: Shareholder Services, Inc., HarbourView Asset
Financial and Accounting            Management Corporation, Shareholder Financial Services, Inc., Oppenheimer
Officer (since 1999)                Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
Age: 46                             Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI
                                    Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                    Legacy Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                                    Company (trust company subsidiary of OppenheimerFunds, Inc.) (since May 2000);
                                    Assistant Treasurer of OAC (since March 1999); and Assistant Treasurer of the Manager and Distributor (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                    2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                    Fund Services Division (March 1995-March 1999). An officer of 86 portfolios in the
                                    OppenheimerFunds complex.

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary        of OppenheimerFunds, Inc.; General Counsel of the Manager and Distributor (since
(since 2001)                        December 2001); General Counsel and Director of OppenheimerFunds Distributor, Inc.
Age: 58                             (since December 2001); Senior Vice President, General Counsel and Director of the
                                    Transfer Agent, Shareholder Financial Services, Inc., OFI Private Investments, Inc.
                                    and OFI Trust Company (since November 2001); Senior Vice President and General Counsel
                                    of HarbourView Asset Management Corporation (since December 2001); Secretary and
                                    General Counsel of OAC (since November 2001); Assistant Secretary (since September
                                    1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                    OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings,
                                    Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                    November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003);
                                    Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc.
                                    (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                    2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                    (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                                    OppenheimerFunds, Inc.; Assistant Secretary of the following: the Transfer Agent (May
                                    1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                    2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                    officer of 86 portfolios in the OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                   24 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $11,000 in fiscal 2006 and $10,250 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for 2006 or 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $21,500 for 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Merger related consents and financial statement reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $880 in fiscal 2006 and no such fees in fiscal 2005to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $22,380 in fiscal 2006 and no such fees in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006